Exhibit 99.1

Volkswagen Auto Lease Trust 2010-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 06-30-2012	PAGE 1

A.	DATES				Begin	End	# days

1	Determination Date					7/18/2012
2	Payment Date					7/20/2012
3	Collection Period				5/28/2012	6/30/2012	34
4	Monthly Interest Period- Actual				6/20/2012	7/19/2012	30
5	Monthly Interest- Scheduled						30

B.	SUMMARY

		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor

6	Class A-1 Notes	210,000,000.00	—	—	—	—	—
7	Class A-2 Notes	344,000,000.00	—	—	—	—	—
8	Class A-3 Notes	347,000,000.00	252,121,900.93	—	50,763,512.98	201,358,387.95	0.5802835
9	Class A-4 Notes	99,000,000.00	99,000,000.00	—	—	99,000,000.00	1.0000000

10	Equals: Total Securities	$1,000,000,000.00	$351,121,900.93	$—	$50,763,512.98	$300,358,387.95

11	Overcollateralization	190,480,502.64	214,286,490.48			214,286,490.48
12	Total Securitization Value	$1,190,480,502.64	$565,408,391.41			$514,644,878.43

13	NPV Lease Payments Receivable	535,197,375.56	130,974,916.66			114,864,382.79
14	NPV Base Residual	655,283,127.08	434,433,474.75			399,780,775.81

			Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount

15	Class A-1 Notes		0.2991%	—	—	—	—
16	Class A-2 Notes		0.7700%	—	—	—	—
17	Class A-3 Notes		0.9900%	208,000.57	0.5994253	50,971,513.54	146.8919699
18	Class A-4 Notes		1.1800%	97,350.00	0.9833333	97,350.00	0.9833333

	Equals: Total Securities			305,350.57		51,068,863.54

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received						13,434,445.54
20	Pull Ahead Waived Payments						154,764.97
21	Sales Proceeds - Early Terminations						20,296,982.38
22	Sales Proceeds - Scheduled Terminations						22,523,997.58
23	Security Deposits for Terminated Accounts						30,299.00
24	Excess Wear and Tear Received						123,824.09
25	Excess Mileage Charges Received						109,507.75
26	Other Recoveries Received						54,039.14

27	Subtotal: Total Collections						56,727,860.45

28	Repurchase Payments						—
29	Postmaturity Term Extension						—
30	Investment Earnings on Collection Account						7,179.20

31	Total Available Funds, prior to Servicer Advances						56,735,039.65

32	Servicer Advance						—

33	Total Available Funds						56,735,039.65

34	Reserve Account Draw						—

35	Available for Distribution						56,735,039.65

D.	DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)						—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods						—
39	Servicing Fee Due in Current Period						471,173.66
40	Servicing Fee Shortfall						—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods						—
43	Administration Fee Due in Current Period						5,000.00
44	Administration Fee Shortfall						—
45	Interest Paid to Noteholders						305,350.57
46	First Priority Principal Distribution Amount						—
47	Amount Paid to Reserve Account to Reach Specified Balance						—
48	Subtotal: Remaining Available Funds					55,953,515.42
49	Regular Principal Distribution Amount					50,763,512.98
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						50,763,512.98
51	Other Amounts paid to Trustees						—

52	Remaining Available Funds						5,190,002.45

Volkswagen Auto Lease Trust 2010-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 06-30-2012	PAGE 2

E.	CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		351,121,900.93
55	Less: Aggregate Securitization Value (End of Collection Period)		(514,644,878.43)

56	First Priority Principal Distribution Amount (not less than zero)		—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		351,121,900.93
59	Less: First Priority Principal Distribution Amount		—
60	Less: Targeted Note Balance		(300,358,387.95)

61	Regular Principal Distribution Amount		50,763,512.98

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)		514,644,878.43
64	Less: Targeted Overcollateralization Amount (18% of Initial Securitization Value)		(214,286,490.48)

65	Targeted Note Balance		300,358,387.95

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)		56,735,039.65
68	Less: Payment Date Advance Reimbursement (Item 80)		—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)		471,173.66
70	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
71	Less: Interest Paid to Noteholders (Item 45)		305,350.57
72	Less: 1st Priority Principal Distribution (Item 56)		—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		55,953,515.42
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		55,953,515.42

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance		—
80	Payment Date Advance Reimbursement		—
81	Additional Payment Advances for current period		—

82	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance		5,952,402.51
85	Initial Reserve Account Balance		5,952,402.51
86	Beginning Reserve Account Balance		5,952,402.51
87	Plus: Net Investment Income for the Collection Period		477.01

88	Subtotal: Reserve Fund Available for Distribution		5,952,879.52
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
90	Less: Reserve Account Draw Amount (Item 77)		—

91	Subtotal Reserve Account Balance		5,952,879.52
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		477.01

93	Equals: Ending Reserve Account Balance		5,952,402.51

94	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

		Units	Amounts
95	Current Period Net Residual Losses:
96	Aggregate Securitization Value for Scheduled Terminated Units	1,302	21,481,017.75
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(22,540,422.58)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(27,840.97)
99	Less: Excess Wear and Tear Received		(123,824.09)
100	Less: Excess Mileage Received		(109,507.75)

101	Current Period Net Residual Losses/(Gains)	1,302	(1,320,577.64)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	6,625	(10,836,290.72)
104	Current Period Net Residual Losses (Item 101)	1,302	(1,320,577.64)

105	Ending Cumulative Net Residual Losses	7,927	(12,156,868.36)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		–1.02%

Volkswagen Auto Lease Trust 2010-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 06-30-2012	PAGE 3

G.	POOL STATISTICS

				Initial	Current
107	Collateral Pool Balance Data
108	Aggregate Securitization Value			1,190,480,503	514,644,878
109	Aggregate Base Residual Value			769,817,973	425,534,561
110	Number of Current Contracts			48,182	27,149
111	Weighted Average Lease Rate			2.69%	2.65%
112	Average Remaining Term			27.4	9.7
113	Average Original Term			38.2	39.1
114	Proportion of Base Prepayment Assumption Realized				126.86%
115	Actual Monthly Prepayment Speed				1.67%
116	Turn-in Ratio on Scheduled Terminations				84.10%

		Sales Proceeds	Units	Book Amount	Securitization Value

117	Pool Balance - Beginning of Period		29,535	597,293,326	565,408,391
118	Depreciation/Payments			(10,125,869)	(9,922,907)
119	Gross Credit Losses		(14)	(264,078)	(274,984)
120	Early Terminations - Regular		(990)	(18,670,326)	(17,847,148)
121	Early Terminations - Lease Pull Aheads		(80)	(1,299,504)	(1,237,457)
122	Scheduled Terminations - Returned to VCI	19,093,986	(1,095)	(18,640,821)	(18,125,504)
123	Scheduled Terminations - Purchased	3,446,437	(207)	(3,445,832)	(3,355,514)

124	Pool Balance - End of Period		27,149	544,846,895	514,644,878

			Units	Securitization Value	Percentage
125	Delinquencies Aging Profile - End of Period
126	Current		26,922	510,419,862	99.18%
127	31 - 90 Days Delinquent		195	3,607,793	0.70%
128	91+ Days Delinquent		32	617,224	0.12%

129	Total		27,149	514,644,878	100.00%

				Units	Amounts
130	Credit Losses:
131	Aggregate Securitization Value on charged-off units			14	274,984
132	Aggregate Liquidation Proceeds on charged-off units				(178,244)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
135	Recoveries on charged-off units				—

136	Current Period Aggregate Net Credit Losses/(Gains)			14	96,740

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses			273	1,456,306
139	Current Period Net Credit Losses (Item 136)			14	96,740

140	Ending Cumulative Net Credit Losses			287	1,553,046

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.13%

					Units
142	Aging of Scheduled Maturies Not Sold
143	0 - 60 Days since Contract Maturity				451
144	61 - 120 Days since Contract Maturity				19
145	121+ Days since Contract Maturity				3

VW CREDIT, INC., as Servicer

By:
Title:	Team Leader - Structured Finance
Date:	July 18, 2012

Volkswagen Auto Lease Trust 2010-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 06-30-2012	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction(1)
8/20/2012	16,555,312
9/20/2012	26,650,885
10/20/2012	25,407,818
11/20/2012	16,217,789
12/20/2012	12,614,630
1/20/2013	21,432,484
2/20/2013	22,687,218
3/20/2013	28,941,244
4/20/2013	34,214,809
5/20/2013	36,149,926
6/20/2013	32,554,236
7/20/2013	35,383,476
8/20/2013	32,425,092
9/20/2013	34,048,559
10/20/2013	28,630,672
11/20/2013	21,872,853
12/20/2013	20,970,523
1/20/2014	18,757,600
2/20/2014	15,884,948
3/20/2014	10,089,678
4/20/2014	3,951,612
5/20/2014	3,259,675
6/20/2014	3,321,120
7/20/2014	2,931,756
8/20/2014	2,814,807
9/20/2014	3,268,233
10/20/2014	3,394,695
11/20/2014	195,689
12/20/2014	15,691
1/20/2015	1,318
2/20/2015	531
3/20/2015	—
4/20/2015	—
5/20/2015	—
6/20/2015	—
7/20/2015	—
8/20/2015	—
9/20/2015	—
10/20/2015	—
11/20/2015	—
12/20/2015	—
1/20/2016	—
2/20/2016	—
3/20/2016	—
4/20/2016	—
5/20/2016	—
6/20/2016	—
7/20/2016	—
8/20/2016	—
9/20/2016	—
10/20/2016	—
11/20/2016	—
12/20/2016	—
1/20/2017	—
2/20/2017	—
3/20/2017	—
4/20/2017	—
5/20/2017	—
6/20/2017	—
7/20/2017	—

Total:	514,644,878

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month